Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	$ (1,258,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	(2,823,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	(2,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	501,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	1,302,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	(17,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	(175,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	7,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	(23,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	33,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	(5,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	113,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	(161,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	933,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	1,575,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	$ 0